CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
	Aug. 06, 2025	Jun. 30, 2026 USD ($)	[3]	Jun. 30, 2025 USD ($)		Jun. 30, 2026 USD ($)		Jun. 30, 2025 USD ($)		Dec. 31, 2025 USD ($)		Dec. 31, 2024 USD ($)
Reverse stock split conversion ratio	0.10					0.1				0.10		0.10
Loss (gain) on the revaluation of convertible notes (note 9)				$ 1,051	[1]			$ (508)	[1]	$ 22,036	[2]	$ (5,939)	[2]
Interest expense (note 9)		$ 22		469	[3]	$ 24	[3]	925	[3]	1,127	[4]	883	[4]
Related party
Loss (gain) on the revaluation of convertible notes (note 9)				989				478		(20,729)		5,587
Interest expense (note 9)				$ 436				$ 855		$ 1,081		$ 816

[1]	Of the loss (gain) on the revaluation of convertible notes for the three month and six month periods ended June 30, 2025, ($989) and $478 is attributable to related parties, respectively.
[2]	Of the Loss (gain) on the revaluation of convertible notes for the year ended December 31, 2025 and 2024, ($20,729) and $5,587 is attributable to related parties, respectively.
[3]	Of the interest expense for the three month and six month periods ended June 30, 2025, $436 and $855 is attributable to related parties, respectively.
[4]	Of the Interest expense for the year ended December 31, 2025 and 2024, $1,081 and $816 is attributable to related parties, respectively.